Risk management (Details 3) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Borrowings	R$ 20,305,457	R$ 17,804,385
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Borrowings	12,672,245	9,966,111
Interest Benchmark Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,656,774	1,684,711
Indice Nacional De Precos Ao Consumidor Amplos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2,927,406	3,038,378
Taxa De Juros A Longo Prazos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,290,064	1,365,806
Secured Overnight Financing Rate [Member]
IfrsStatementLineItems [Line Items]
Borrowings	1,359,011	1,356,473
Interest And Charge [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 399,957	R$ 392,906